Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (Domestic, JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Domestic
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	¥ 37,264	¥ 41,593
Actuarial loss	(36,737)	(31,888)
Accumulated other comprehensive income (loss)	¥ 527	¥ 9,705